Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) - USD ($)	Successor Convertible Preferred Stock Series A	Successor Convertible Preferred Stock Series B	Successor Convertible Preferred Stock Series C	Successor Common Stock Series A	Successor Additional Paid-in Capital	Successor Stock Subscriptions Receivable	Successor Accumulated Deficit	Successor	Predecessor Convertible Preferred Stock Series A	Predecessor Convertible Preferred Stock Series Seed	Predecessor Common Stock	Predecessor Additional Paid-in Capital	Predecessor Accumulated Deficit	Predecessor
Balance at Dec. 31, 2022									$ 38,023,784	$ 4,077,560	$ 1	$ 929,463	$ (35,800,244)	$ (34,870,780)
Balance (in Shares) at Dec. 31, 2022									22,764,764	5,155,703	5,830
Issuance of common stock from exercise of stock options												5,766		5,766
Issuance of common stock from exercise of stock options (in Shares)											15
Stock-based compensation												96,896		96,896
Net loss													(7,289,577)	(7,289,577)
Balance at Dec. 31, 2023									$ 38,023,784	$ 4,077,560	$ 1	1,032,125	(43,089,821)	(42,057,695)
Balance (in Shares) at Dec. 31, 2023									22,764,764	5,155,703	5,845
Stock-based compensation												4,431		4,431
Net loss													(572,211)	(572,211)
Balance at Feb. 13, 2024	$ 8,937,852			$ 15	$ 53,899,871	$ (2,000,000)	$ (63,185,641)	$ (2,347,903)	$ 38,023,784	$ 4,077,560	$ 1	1,036,556	(43,662,032)	(42,625,475)
Balance (in Shares) at Feb. 13, 2024	10,089			145,318					22,764,764	5,155,703	5,845
Balance at Dec. 31, 2023									$ 38,023,784	$ 4,077,560	$ 1	1,032,125	(43,089,821)	(42,057,695)
Balance (in Shares) at Dec. 31, 2023									22,764,764	5,155,703	5,845
Balance at Dec. 31, 2024	$ 1,708,396	$ 218,051	$ 1,249,999	$ 242	67,142,046	(1,295,444)	(70,917,853)	(1,894,563)
Balance (in Shares) at Dec. 31, 2024	1,894	273	2,853	2,415,883
Balance at Feb. 13, 2024	$ 8,937,852			$ 15	53,899,871	(2,000,000)	(63,185,641)	(2,347,903)	$ 38,023,784	$ 4,077,560	$ 1	1,036,556	(43,662,032)	(42,625,475)
Balance (in Shares) at Feb. 13, 2024	10,089			145,318					22,764,764	5,155,703	5,845
Balance at Feb. 13, 2024	$ 8,937,852			$ 15	53,899,871	(2,000,000)	(63,185,641)	(2,347,903)	$ 38,023,784	$ 4,077,560	$ 1	1,036,556	(43,662,032)	(42,625,475)
Balance (in Shares) at Feb. 13, 2024	10,089			145,318					22,764,764	5,155,703	5,845
Issuance of Series B shares sold to investors		$ 500,000				(500,000)
Issuance of Series B shares sold to investors (in Shares)		626
Stock-based compensation					96,289			96,289
Net loss							(1,727,483)	(1,727,483)
Balance at Mar. 31, 2024	$ 8,937,852	$ 500,000		$ 15	53,996,160	(2,500,000)	(64,913,124)	(3,979,097)
Balance (in Shares) at Mar. 31, 2024	10,089	626		145,318
Balance at Feb. 13, 2024	$ 8,937,852			$ 15	53,899,871	(2,000,000)	(63,185,641)	(2,347,903)	$ 38,023,784	$ 4,077,560	$ 1	$ 1,036,556	$ (43,662,032)	$ (42,625,475)
Balance (in Shares) at Feb. 13, 2024	10,089			145,318					22,764,764	5,155,703	5,845
Issuance of shares of Series A Preferred Stock upon exercise of Series A Preferred Warrants	$ 1,529,493				(1,507,600)	1,507,600		1,529,493
Issuance of shares of Series A Preferred Stock upon exercise of Series A Preferred Warrants (in Shares)	1,875
Purchases of shares of Common Stock under Keystone ELOC				$ 46	4,809,657	(716,694)		4,093,009
Purchases of shares of Common Stock under Keystone ELOC (in Shares)				453,500
Issuance of shares of Common Stock upon conversion of Series A Preferred Stock	$ (8,760,824)			$ 172	8,760,652
Issuance of shares of Common Stock upon conversion of Series A Preferred Stock (in Shares)	(10,073)			1,723,880
Issuance of shares of Common Stock upon conversion of Series B Preferred Stock		$ (281,949)		$ 5	281,944
Issuance of shares of Common Stock upon conversion of Series B Preferred Stock (in Shares)		(353)		53,815
Issuance of shares of Series C Preferred Stock sold to investors, net of issuance costs of $446,438			$ 1,249,999		(446,438)			803,561
Issuance of shares of Series C Preferred Stock sold to investors, net of issuance costs of $446,438 (in Shares)			2,853
Subscription receivable for share issued in advance				$ 2	86,348	(86,350)
Subscription receivable for share issued in advance (in Shares)				17,270
Deemed dividend – common stock liability, 13,835 shares					(85,500)			(85,500)
Issuance of Series B shares sold to investors		$ 500,000			(81,684)			418,316
Issuance of Series B shares sold to investors (in Shares)		626
Issuance of Series A shares for rounding purchases	$ 1,875				130			2,005
Issuance of Series A shares for rounding purchases (in Shares)	3
Issuance of common stock for Arena Equity Line of Credit (ELOC) commitment fee					500,000			500,000
Issuance of common stock for Arena Equity Line of Credit (ELOC) commitment fee (in Shares)				3,456
Issuance of shares of Common Stock for Keystone ELOC commitment fee				$ 2	(2)
Issuance of shares of Common Stock for Keystone ELOC commitment fee (in Shares)				18,644
Stock-based compensation					924,668			924,668
Net loss							(7,732,212)	(7,732,212)
Balance at Dec. 31, 2024	$ 1,708,396	$ 218,051	$ 1,249,999	$ 242	67,142,046	(1,295,444)	(70,917,853)	(1,894,563)
Balance (in Shares) at Dec. 31, 2024	1,894	273	2,853	2,415,883
Issuance of shares of Series A Preferred Stock upon exercise of Series A Preferred Warrants	$ 500,000				(500,000)	500,000		500,000
Issuance of shares of Series A Preferred Stock upon exercise of Series A Preferred Warrants (in Shares)	625
Sale of common stock				$ 30	587,970			588,000
Sale of common stock (in Shares)				300,000
Sale of pre-funded warrants, net of issuance costs of $839,004					3,572,795			3,572,795
Exercise of pre-funded warrants				$ 182				182
Exercise of pre-funded warrants (in Shares)				1,824,280
Purchases of shares of Common Stock under Keystone ELOC				$ 29	1,227,212			1,227,241
Purchases of shares of Common Stock under Keystone ELOC (in Shares)				290,618
Collection of stock subscriptions receivable related to prior Keystone ELOC purchases						716,694		716,694
Issuance of shares of Common Stock upon conversion of Series A Preferred Stock	$ (921,081)			$ 29	921,052
Issuance of shares of Common Stock upon conversion of Series A Preferred Stock (in Shares)	(1,090)			288,941
Issuance of shares of Common Stock upon conversion of Series B Preferred Stock		$ (59,904)		$ 5	59,899
Issuance of shares of Common Stock upon conversion of Series B Preferred Stock (in Shares)		(75)		50,001
Redemption of Series C Preferred Stock			$ (267,856)		(127,144)			(395,000)
Redemption of Series C Preferred Stock (in Shares)			(316)
Share-based inducement expense related to conversion of Series A Preferred Stock					156,250			156,250
Stock-based compensation					304,946			304,946
Net loss							(5,105,931)	(5,105,931)
Balance at Mar. 31, 2025	$ 1,287,315	$ 158,147	$ 982,143	$ 517	$ 73,345,026	$ (78,750)	$ (76,023,784)	$ (329,386)
Balance (in Shares) at Mar. 31, 2025	1,429	198	2,537	5,169,723